Loans - Changes in the carrying amount and the accretable yield for the acquired loans (Details) - ASC Subtopic 310-30 $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Carrying amount of loans
Beginning Balance	$ 1,883,556
Additions	39,492
Accretion	144,976
Collections / loan sales / charge-offs	(424,306)
Ending Balance	1,643,718
Less: Allowance for loan losses	(74,039)
Carrying amount, net of allowance	1,569,679
Accretable yield
Beginning Balance	1,092,504
Additions	23,556
Accretion	(144,976)
Change In Expected Cash Flows	30,258
Ending Balance	$ 1,001,342